Cover	Nov. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2025
Entity File Number	814-01246
Entity Registrant Name	TCW Direct Lending VII LLC
Entity Central Index Key	0001715933
Entity Tax Identification Number	82-2252672
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Clarendon Street
Entity Address, Address Line Two	51st Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	(617)
Local Phone Number	936-2275
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false